Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

December 31, 2018

Dates Covered
Collections Period	12/01/18 - 12/31/18
Interest Accrual Period	12/17/18 - 01/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	01/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/18	975,665,219.31	37,846
Yield Supplement Overcollateralization Amount 11/30/18	64,628,666.65	0
Receivables Balance 11/30/18	1,040,293,885.96	37,846
Principal Payments	24,405,896.87	347
Defaulted Receivables	989,675.73	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/18	62,285,984.75	0
Pool Balance at 12/31/18	952,612,328.61	37,468

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.98%
Prepayment ABS Speed	1.04%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	5,546,857.57	190
Past Due 61-90 days	1,714,233.77	65
Past Due 91-120 days	665,512.81	28
Past Due 121+ days	0.00	0
Total	7,926,604.15	283

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	463,502.03
Aggregate Net Losses/(Gains) - December 2018	526,173.70
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.61%
Prior Net Losses Ratio	0.19%
Second Prior Net Losses Ratio	0.16%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.08%

Overcollateralization Target Amount	10,955,041.78
Actual Overcollateralization	10,955,041.78
Weighted Average APR	4.24%
Weighted Average APR, Yield Adjusted	6.84%
Weighted Average Remaining Term	64.03

Flow of Funds	$ Amount

Collections	28,503,813.81
Investment Earnings on Cash Accounts	57,127.63
Servicing Fee	(866,911.57)
Transfer to Collection Account	-
Available Funds	27,694,029.87

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,339,746.73
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	11,832,740.68
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,955,041.78
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,420,242.43

Total Distributions of Available Funds	27,694,029.87

Servicing Fee	866,911.57
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 12/17/18	964,445,069.29
Principal Paid	22,787,782.46
Note Balance @ 01/15/19	941,657,286.83

Class A-1
Note Balance @ 12/17/18	98,215,069.29
Principal Paid	22,787,782.46
Note Balance @ 01/15/19	75,427,286.83
Note Factor @ 01/15/19	43.1013068%

Class A-2a
Note Balance @ 12/17/18	322,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	322,000,000.00
Note Factor @ 01/15/19	100.0000000%

Class A-2b
Note Balance @ 12/17/18	70,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	70,000,000.00
Note Factor @ 01/15/19	100.0000000%

Class A-3
Note Balance @ 12/17/18	351,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	351,000,000.00
Note Factor @ 01/15/19	100.0000000%

Class A-4
Note Balance @ 12/17/18	76,260,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	76,260,000.00
Note Factor @ 01/15/19	100.0000000%

Class B
Note Balance @ 12/17/18	31,320,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	31,320,000.00
Note Factor @ 01/15/19	100.0000000%

Class C
Note Balance @ 12/17/18	15,650,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	15,650,000.00
Note Factor @ 01/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,486,004.98
Total Principal Paid	22,787,782.46
Total Paid	25,273,787.44

Class A-1
Coupon	2.44054%
Interest Paid	193,089.90
Principal Paid	22,787,782.46
Total Paid to A-1 Holders	22,980,872.36

Class A-2a
Coupon	3.01000%
Interest Paid	807,683.33
Principal Paid	0.00
Total Paid to A-2a Holders	807,683.33

Class A-2b
One-Month Libor	2.45513%
Coupon	2.59513%
Interest Paid	146,336.50
Principal Paid	0.00
Total Paid to A-2b Holders	146,336.50

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.3875656
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.8854455
Total Distribution Amount	24.2730111

A-1 Interest Distribution Amount	1.1033709
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	130.2158998
Total A-1 Distribution Amount	131.3192707

A-2a Interest Distribution Amount	2.5083333
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	2.5083333

A-2b Interest Distribution Amount	2.0905214
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	2.0905214

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	519.26
Noteholders' Principal Distributable Amount	480.74

Account Balances	$ Amount

Reserve Account
Balance as of 12/17/18	2,609,619.51
Investment Earnings	4,872.54
Investment Earnings Paid	(4,872.54)
Deposit/(Withdrawal)	-
Balance as of 01/15/19	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51